Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	2	0.00%	2
State	0	2	0.00%	2
Zip	1	2	50.00%	2
Original Loan Amount	0	2	0.00%	2
First Payment Date	0	2	0.00%	2
Original Term	1	2	50.00%	2
Amortization Term	1	2	50.00%	2
Maturity Date	0	2	0.00%	2
Original Interest Rate	0	2	0.00%	2
Amortization Type	1	2	50.00%	2
Representative FICO	0	2	0.00%	2
Property Type	1	2	50.00%	2
Lien Position	1	2	50.00%	2
Occupancy	0	2	0.00%	2
Purpose	0	2	0.00%	2
Appraised Value	0	2	0.00%	2
Contract Sales Price	0	1	0.00%	2
Original CLTV	0	2	0.00%	2
Original LTV	0	2	0.00%	2
Investor: Qualifying Total Debt Ratio	0	2	0.00%	2
Interest Only Period	1	1	100.00%	2
Originator Loan Designation	0	1	0.00%	2
Guideline Name	1	1	100.00%	2
Total	8	42	19.05%	2